Note 6 - Equipment, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]

NOTE 6: EQUIPMENT, NET

Equipment balance is as follows:

	March 31,	December 31,
	2025	2024
Medical equipment, cost	$128	$148
Medical equipment subject to operating leases, cost	27	-
Less – accumulated depreciation	(21)	(12)
Equipment, net	$134	$136

Depreciation expense was $9 and $nil for the three months ended March 31, 2025, and 2024, respectively.

Medical equipment subject to operating leases includes hardware leased to customers as part of the Company's products and services offerings. During the three months ended March 31, 2025, the Company entered into a contract with a customer which contains a lease component. Accordingly, the Company accounts for the monthly payments as lease revenue.

NOTE 7: EQUIPMENT, NET

Equipment balance is as follows:

	December 31,
	2024	2023
Medical equipment, cost	$148	$-
Less – accumulated depreciation	(12)	-
Equipment, net	$136	$-

Depreciation expense was $12 and $nil for the years ended December 31, 2024 and 2023, respectively. During the year ended December 31, 2024, the Company disposed of office equipment for $12 and recognized $12 loss on disposition of assets within “Other income (expenses).”